Short-term Investments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Short term Investments
Short-term investments	$ 104,493	$ 214,915
Bank deposits maturing over three months | Weighted average
Short term Investments
Effective interest rate (in percentage)	2.71%	2.18%
Bank deposits maturing over three months | Minimum
Short term Investments
Bank deposit maturity period (in days)	91 days	91 days
Bank deposits maturing over three months | Maximum
Short term Investments
Bank deposit maturity period (in days)	129 days	100 days
US$
Short term Investments
Short-term investments	$ 104,111	$ 214,538
Hong Kong dollar ("HK$")
Short term Investments
Short-term investments	$ 382	$ 377